Annual Report



                HIGH YIELD
                FUND

                ------------
                MAY 31, 1997
                ------------






[LOGO OF T. ROWE PRICE APPEARS HERE]

T. ROWE PRICE

   REPORT HIGHLIGHTS
   -----------------------------------------------------------------------------
 . Surging economic growth and exuberant demand supported high-yield bonds, which continued to outperform high-quality issues.

 . The High Yield Fund's returns of 6.07% and 13.49% for the 6- and 12-month periods, respectively, exceeded the average return of its competitor funds for both periods and the benchmark index for the year.

 . There were no major changes to the portfolio, although we took profits in the energy sector.

 . The fund remains focused on B-rated bonds, with a broad diversification among industry sectors.

 . Apart from valuations and tight yield spreads, we see no major impediments that would slow the bull market for high-yield bonds but remind investors that this fund invests in a high-risk arena.

Fellow Shareholders

The stars were aligned for the high-yield bond market during the past six months. Virtually all the principal influences on this market were positive if not exuberant, especially the U.S. economy and the market's own fundamentals. The rise in interest rates that dampened returns on high-quality bonds was not a problem for the credit-sensitive, high-yield market. As a result, high-yield bonds significantly outperformed high-quality bonds for both the six months and year ended May 31.

     MARKET ENVIRONMENT

          Many of the same factors that drove stocks higher fueled the rise in high-yield (junk) bond prices. Topping this list were the continued and largely unexpected strength in corporate earnings and the economy's 5.8% annualized growth rate in the first quarter--roughly double the trend rate since the current upturn began in 1991. In an attempt to cool this pace and preempt a rise in inflation, the Federal Reserve raised the federal funds rate (from 5.25% to 5.5%) for the first time since 1995, and interest rates rose across the yield curve. While the Fed's move sent shock waves through all financial markets, stocks and high-yield bonds, which typically are driven by economic growth and corporate earnings expectations, recovered quickly and forged ahead. High-quality bonds took longer to turn around, and their returns were lackluster.

          The chart highlights the performance difference between investment-grade and noninvestment-grade bonds over the past year. Bonds rated BBB, the lowest tier of the investment-grade category, lagged far behind those rated BB and B, the highest tiers of the noninvestment-grade category.

----------------------
CORPORATE BOND RETURNS
----------------------------------------------------------

Total Return for the Periods Ended 5/31/97

[BAR CHART APPEARS HERE]

                          6 Months           12 Months
     BBB                    0.83%                9.7%
     BB                     4.17               13.27
     B                      5.85               14.63

     High-yield bonds also benefited from extremely strong demand relative to the supply of issues. Cash flow into retail high-yield mutual funds was heavy; the number of institutional investors allocating assets to this market sector continued to rise; and structured securities called collateralized bond obligations (CBOs) absorbed billions of dollars worth of high-yield bonds. On the supply side, new issues appeared at a steady clip, particularly from smaller companies. Nevertheless, many potential high-yield bond issuers have elected to refinance existing bonds through a growing number of attractive alternatives--commercial banks, for example, are returning to this arena--and this has constrained the opportunities for high-yield bond investors.

PERFORMANCE AND STRATEGY REVIEW

     Your fund provided solid returns for both the 6- and 12-month periods, with capital appreciation augmenting income in both cases. Performance exceeded the average return of the fund's peer group in each period, as shown in the table. The fund also outstripped the First Boston index for its fiscal year but lagged the index in recent months when issues in the lower tiers of the junk bond universe scored the greatest gains.

----------------------
PERFORMANCE COMPARISON
-------------------------------------------------------

Periods Ended 5/31/97            6 Months   12 Months
-------------------------------------------------------
High Yield Fund                    6.07%      13.49%
 .......................................................
First Boston High Yield Index      6.47       13.38
 .......................................................
Lipper High Current Yield
Funds Average                      5.47       13.13
 .......................................................

     We continued our even-keel approach to managing the fund, attempting to balance the advantages of higher yields and appreciation opportunities against additional risk. Toward this end, we maintained a strong focus on B-rated issues, as you can see in the chart on page 3, with 74% of net assets now in this category, up from 72% six months ago. As noted in previous reports, we like the pickup in yield these bonds provide without undue exposure to interest rate and credit risk. As always, we draw heavily on our in-house research expertise to help us assess each issue's risk and reward potential.

     Allocations remain widely diversified among industry sectors to limit potential problems from any single area. The only change of note during the six-month period was a reduction in the strongly performing

-----------------------
QUALITY DIVERSIFICATION
-------------------------------------------------

           [PIE CHART APPEARS HERE]

CCC                                     2%
CC and Below                            1%
Nonrated (Convertibles and Equities)    5%
AAA, AA, A, BBB                         7%
BB                                     11%
B                                      74%


     energy area from 8% to 4% of net assets, reflecting profit-taking in these investments. Our financial services positions continued to be rewarding, including companies such as First Nationwide, Chevy Chase Bank, and Ocwen, and we increased exposure a bit to 5%. As of May 31, no sector accounted for more than 7.5% of net assets, and our five largest holdings (shown in Portfolio Highlights) represented five different industries.


OUTLOOK

     Six months ago we sounded a note of caution in looking over the high-yield landscape. While we anticipated solid returns if the economy continued to grow, we worried about the high valuations in our market--a concern shared by many investors about stocks--and also about a possible rise in defaults in the wake of the large number of new offerings. So far, the default rate has been declining, and if the year-to-date trend continues, 1997 could have the lowest default rate in three years. The high-yield market has hardly missed a beat, principally because of the economy's amazing momentum. We said last winter we would be happy to be surprised on the upside, and we are happy.

     We see nothing on the immediate horizon that might bring this bull market to a halt. Unless the Fed makes a serious miscalculation, we would expect a continuation of moderate inflation and a return to moderate growth--a good environment for all debt securities. Closer to home, we believe the high-yield market may be more resilient than in the past, when it was less diverse and problems with one or two high-profile issuers could have a large impact. At the same time, we know that today's narrow yield spreads among bonds of different credit quality will eventually correct and that defaults will rise when and if the economy slows significantly.

     Particularly when we are enjoying a period of sustained high returns, we like to remind shareholders that this fund's high yield is accompanied by higher risk, so it is not appropriate for short-term investment goals. We would emphasize equally that our near-term outlook is positive, and we would expect high-yield bonds to remain rewarding over the long term.


     Respectfully submitted,

     /s/ Mark J. Vaselkiv

     Mark J. Vaselkiv
     Chairman of the Investment Advisory Committee

     June 20, 1997



--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

KEY STATISTICS

                                                      11/30/96        5/31/97
--------------------------------------------------------------------------------
Price Per Share                                        $8.31           $8.43
 ................................................................................

Dividends Per Share
 ................................................................................
     For 6 months                                       0.38            0.37
     ...........................................................................
     For 12 months                                      0.75            0.75
     ...........................................................................

Dividend Yield *
 ................................................................................
     For 6 months                                       9.33%           9.16%
     ...........................................................................
     For 12 months                                      9.56            9.50
     ...........................................................................

Weighted Average Maturity (years)                        8.6             8.7
 ................................................................................

Weighted Average Effective Duration (years)              3.8             3.9
 ................................................................................

Weighted Average Quality **                               B+              B+
 ................................................................................

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

** Based on T. Rowe Price research.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                     Percent of
                                                                     Net Assets
                                                                        5/31/97
--------------------------------------------------------------------------------
Dr Pepper Bottling                                                         2.0%
 ................................................................................
Allied Waste Industries                                                    1.5
 ................................................................................
K & F Industries                                                           1.5
 ................................................................................
Keebler                                                                    1.4
 ................................................................................
Rogers Cablesystems                                                        1.4
--------------------------------------------------------------------------------

Ocwen                                                                      1.3
 ................................................................................
Container Corporation of America                                           1.3
 ................................................................................
Agricultural Minerals and Chemicals                                        1.2
 ................................................................................
Chancellor Radio Broadcasting                                              1.2
 ................................................................................
CFCable TV                                                                 1.2
--------------------------------------------------------------------------------

Communications & Power Industries                                          1.2
 ................................................................................
Coinmach                                                                   1.2
 ................................................................................
SD Warren                                                                  1.2
 ................................................................................
Foamex                                                                     1.1
 ................................................................................
Doane Products                                                             1.1
--------------------------------------------------------------------------------

Six Flags Theme Parks                                                      1.1
 ................................................................................
Herff Jones                                                                1.1
 ................................................................................
Benedek Broadcasting                                                       1.0
 ................................................................................
MAFCO                                                                      1.0
 ................................................................................
Revlon                                                                     1.0
--------------------------------------------------------------------------------

Pricellular Wireless                                                       1.0
 ................................................................................
Sterling Chemicals                                                         1.0
 ................................................................................
Shoppers Food Warehouse                                                    1.0
 ................................................................................
Courtyard by Marriott II                                                   1.0
 ................................................................................
Maxxam Group Holdings                                                      1.0
--------------------------------------------------------------------------------
Total                                                                     30.0%

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION

                                                   Percent of         Percent of
                                                   Net Assets         Net Assets
                                                    11/30/96           5/31/97
--------------------------------------------------------------------------------
Cable Operators                                           8%                 7%
 ................................................................................
Telecommunications                                        8                  7
 ................................................................................
Consumer Products                                         6                  6
 ................................................................................
Service                                                   5                  6
 ................................................................................
Financial                                                 4                  5
 ................................................................................
Aerospace and Defense                                     5                  5
 ................................................................................
Broadcasting                                              4                  4
 ................................................................................
Building Products                                         2                  4
 ................................................................................
Energy                                                    8                  4
 ................................................................................
Paper and Paper Products                                  4                  4
 ................................................................................
Manufacturing                                             4                  3
 ................................................................................
Entertainment and Leisure                                 2                  3
 ................................................................................
Beverages                                                 2                  3
 ................................................................................
Gaming                                                    5                  3
 ................................................................................
Food and Tobacco                                          3                  3
 ................................................................................
Short-Term                                                4                  3
 ................................................................................
Textiles and Apparel                                      3                  3
 ................................................................................
Health Care                                               3                  2
 ................................................................................
Container                                                 4                  2
 ................................................................................
Specialty Chemicals                                       1                  2
 ................................................................................
Electronic Components                                     1                  2
 ................................................................................
Transportation                                            1                  2
 ................................................................................
Lodging                                                   1                  2
 ................................................................................
Supermarkets                                              2                  2
 ................................................................................
All Other                                                 9                 10
 ................................................................................
Other Assets Less Liabilities                             1                  3
--------------------------------------------------------------------------------
Total                                                   100%               100%

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


----------------------
Performance Comparison
--------------------------------------------------------------------------------


This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

HIGH YIELD FUND
--------------------------------------------------------------------------------
As of 5/31/97
                           [LINE GRAPH APPEARS HERE]


                                                       First Boston High
Date                            High Yield Fund           Yield Index
5/87                               10,000                    10,000
5/88                               10,756                    11,114
5/89                               11,969                    12,271
5/90                               11,165                    11,838
5/91                               11,919                    13,768
5/92                               14,543                    17,510
5/93                               17,160                    20,315
5/94                               17,561                    21,725
5/95                               18,805                    24,118
5/96                               20,509                    26,638
5/97                               23,276                    30,202

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended 5/31/97                    1 Year     3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
High Yield Fund                          13.49%      9.85%     9.86%      8.82%
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                 Year                         3 Months++       Year
                                Ended                              Ended      Ended
                              5/31/97    5/31/96      5/31/95    5/31/94    2/28/94   2/28/93

NET ASSET VALUE
Beginning of period          $   8.13   $   8.16     $   8.37   $   9.15   $   8.58    $ 8.23
                              .................................................................
Investment activities
 Net investment income           0.75       0.73         0.75       0.18       0.81      0.82
 Net realized and
 unrealized gain (loss)          0.30      (0.02)       (0.20)     (0.78)      0.57      0.35
                              .................................................................
 Total from
 investment activities           1.05       0.71         0.55      (0.60)      1.38      1.17
                              .................................................................
Distributions
 Net investment income          (0.75)     (0.74)       (0.76)     (0.18)     (0.81)    (0.82)
                              .................................................................
NET ASSET VALUE
End of period                $   8.43   $   8.13     $   8.16   $   8.37   $   9.15    $ 8.58
                             ------------------------------------------------------------------

Ratios/Supplemental Data

Total return                    13.49%      9.06%        7.09%     (6.52)%    16.59%    14.96%
 ...............................................................................................
Ratio of expenses to
average net assets               0.84%      0.85%        0.88%      0.85%+     0.85%     0.89%
 ...............................................................................................
Ratio of net investment
income to average
net assets                       9.15%      8.89%        9.27%      8.37%+     8.99%     9.85%
 ...............................................................................................
Portfolio turnover rate         111.3%     100.1%        74.2%      62.5%+    107.0%    104.4%
 ...............................................................................................
Net assets, end of period
(in millions)                $  1,401   $  1,229     $  1,208   $  1,241   $  1,624    $1,404
 ...............................................................................................


+  Annualized.
++ The fund's fiscal year-end was changed to May 31.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                                   May 31, 1997

-----------------------
Statement of Net Assets                                     Par/Shares    Value
--------------------------------------------------------------------------------
                                                                In thousands

CORPORATE BONDS AND NOTES  87.5%

Advertising  0.3%
Universal Outdoor, Sr. Sub. Notes, 9.75%, 10/15/06             $ 4,500  $ 4,646
 ................................................................................
                                                                          4,646
                                                                        ........
Aerospace and Defense  5.3%
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06                     6,000    6,240
 ................................................................................
Communications & Power Industries, Sr. Sub Notes
        12.00%, 8/1/05                                          15,000   16,462
 ................................................................................
Dyncorp, Sr. Sub. Notes, (144a), 9.50%, 3/1/07                  10,625   10,625
 ................................................................................
K & F Industries
   Sr. Secured Notes, 11.875%, 12/1/03                           8,855    9,386
   .............................................................................
   Sr. Sub. Notes, 10.375%, 9/1/04                              11,475   12,078
 ................................................................................
L-3 Communications, Sr. Sub. Notes, (144a)
        10.375%, 5/1/07                                          9,300    9,788
 ................................................................................
Tracor, Sr. Sub. Notes, (144a), 8.50%, 3/1/07                    9,650    9,650
 ................................................................................
                                                                         74,229
                                                                        ........
Automobiles and Related  1.3%
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                     6,000    6,060
 ................................................................................
Harvard Industries, Sr. Notes, 12.00%, 7/15/04 *                 4,500    1,575
 ................................................................................
Speedy Muffler King, Sr. Notes, 10.875%, 10/1/06                 1,625    1,710
 ................................................................................
Venture Holdings Trust, Sr. Sub. Notes, 9.75%, 4/1/04            6,000    5,820
 ................................................................................
Walbro, Sr. Notes, 9.875%, 7/15/05                               2,700    2,795
 ................................................................................
                                                                         17,960
                                                                        ........
Beverages  2.6%
Dr Pepper Bottling Holdings, Sr. Disc. Notes, STEP, 2/15/03     18,050   17,847
 ................................................................................
Texas Bottling Group, Sr. Sub. Notes, 9.00%, 11/15/03            8,000    8,200
 ................................................................................
TLC Beatrice International Holdings, Sr. Secured Notes
        11.50%, 10/1/05                                          9,710   10,802
 ................................................................................
                                                                         36,849
                                                                        ........
Broadcasting  3.0%
Argyle Television, Sr. Sub. Notes, 9.75%, 11/1/05                3,000    3,098
 ................................................................................
Benedek Broadcasting, Sr. Notes, 11.875%, 3/1/05                12,900   14,319
 ................................................................................
Chancellor Radio Broadcasting, Sr. Sub. Notes
        9.375%, 10/1/04                                         12,000   12,180
 ................................................................................
Jacor, Sr. Sub. Notes, 10.125%, 6/15/06                          8,500    9,010
 ................................................................................
TV Azteca, Gtd. Sr. Notes, (144a), 10.50%, 2/15/07               3,750    3,848
 ................................................................................
                                                                         42,455
                                                                        ........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                            Par/Shares    Value
--------------------------------------------------------------------------------
                                                                In thousands

Building Products  4.2%

American Builders & Contractors Supply
    Sr. Sub. Notes, (144a), 10.625%, 5/15/07                  $  9,600  $ 9,888
 ................................................................................
Associated Materials, Sr. Sub. Notes, 11.50%, 8/15/03            6,250    6,609
 ................................................................................
Building Material Corporation of America
    Sr. Disc. Notes, STEP, 7/1/04                                8,500    7,639
 ................................................................................
Foamex
    Sr. Sub. Deb., 11.875%, 10/1/04                             12,000   12,945
    ............................................................................
    Sr. Sub. Notes, (144a), 9.875%, 6/15/07                      3,000    3,053
    ............................................................................
Maxxam Group Holdings
    Sr. Notes, 11.25%, 8/1/03                                    4,500    4,669
    ............................................................................
    Sr. Secured Notes, 12.00%, 8/1/03                            8,500    8,755
    ............................................................................
Reliant Building Products, Sr. Sub. Notes, (144a)
    10.875%, 5/1/04                                              4,750    4,869
 ................................................................................
                                                                         58,427
                                                                       .........
Cable Operators  7.4%
CF Cable TV, Sr. Secured 2nd Priority Notes, 11.625%, 2/15/05   14,700   16,758
 ................................................................................
Comcast, Sr. Sub. Deb., 9.375%, 5/15/05                          2,000    2,070
 ................................................................................
Comcast UK Cable, Sr. Sub. Deb., STEP, 11/15/07                 12,550    9,318
 ................................................................................
Diamond Cable Communications
    Sr. Disc. Notes, STEP, 12/15/05                              4,250    2,879
 ................................................................................
Frontiervision Operating Partners, Sr. Sub. Notes
    11.00%, 10/15/06                                            11,400   11,799
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
    11.00%, 11/15/05                                            12,000   12,810
 ................................................................................
Galaxy Telecom, Sr. Sub. Notes, 12.375%, 10/1/05                12,000   12,660
 ................................................................................
Marcus Cable Operating, Gtd. Sr. Disc. Notes, STEP, 8/1/04      11,750   10,105
 ................................................................................
Rogers Cablesystems
    Sr. Secured 2nd Priority Notes, 10.00%, 3/15/05             10,000   10,725
    ............................................................................
    Sr. Secured Notes, 9.625%, 8/1/02                            8,000    8,300
 ................................................................................
TeleWest PLC
    Sr. Deb., 9.625%, 10/1/06                                    2,275    2,321
    ............................................................................
    Sr. Disc. Deb., STEP, 10/1/07                                5,000    3,475
 ................................................................................
                                                                        103,220
                                                                        ........
Conglomerates  1.3%
ICF Kaiser International, Sr. Notes, 13.00%, 12/31/03            5,275    5,592
 ................................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03                   12,000   12,030
 ................................................................................
                                                                         17,622
                                                                        ........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                            Par/Shares    Value
--------------------------------------------------------------------------------
                                                                In thousands

Consumer Products  6.2%

American Safety Razor, Sr. Notes, 9.875%, 8/1/05              $ 12,000 $ 12,540
 ................................................................................
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                         8,650    9,493
 ................................................................................
Coleman Escrow, Sr. Secured 2nd Priority Notes
     Zero Coupon, 5/15/01                                        2,000    1,210
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                      15,000   15,975
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                    14,025   15,007
 ................................................................................
PM Holdings, Sub. Disc. Notes, STEP, 9/1/05                     14,500   11,165
 ................................................................................
Revlon Consumer Products, Sr. Sub. Notes, 10.50%, 2/15/03       10,000   10,575
 ................................................................................
Revlon Worldwide, Sr. Secured Disc. Notes
     Zero Coupon, 3/15/01                                        5,000    3,369
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, (144a), 9.75%, 5/15/07      8,000    8,080
 ................................................................................
                                                                         87,414
                                                                        ........

Container  2.2%
Bway, Sr. Sub. Notes, (144a), 10.25%, 4/15/07                    7,000    7,385
 ................................................................................
Owens-Illinois, Sr. Sub. Notes, 10.50%, 6/15/02                    475      500
 ................................................................................
Plastic Containers, Sr. Secured Notes, (144a)
     10.00%, 12/15/06                                           12,000   12,480
 ................................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                         10,000   10,550
 ................................................................................
                                                                         30,915
                                                                        ........

Electronic Components  2.1%
Celestica International, Gtd. Sr. Sub. Notes
     10.50%, 12/31/06                                           11,975   12,873
 ................................................................................
Dictaphone, Sr. Sub. Notes, 11.75%, 8/1/05                       2,000    1,880
 ................................................................................
Fairchild Semiconductor
     Sr. Sub. Notes, (144a), 10.125%, 3/15/07                    6,000    6,390
 ................................................................................
     Sub. Notes, PIK, (144a), 11.74%, 3/14/08                    6,000    5,609
 ................................................................................
Therma-Wave, Sr. Notes, (144a), 10.625%, 5/15/04                 2,500    2,619
 ................................................................................
                                                                         29,371
                                                                        ........
Energy  3.7%
Dual Drilling, Sr. Sub. Notes, 9.875%, 1/15/04                   5,000    5,337
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes, (144a)
     9.50%, 5/15/07                                             11,675   11,675
 ................................................................................
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06                   6,850    7,192
 ................................................................................
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06             12,450   12,886
 ................................................................................
Mesa Operating, Sr. Sub. Disc. Notes, STEP, 7/1/06               5,750    4,313
 ................................................................................
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06                9,785   10,372
 ................................................................................
                                                                         51,775
                                                                        ........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

                                                            Par/Shares    Value
--------------------------------------------------------------------------------
                                                                In thousands

Entertainment and Leisure  3.4%

AMC Entertainment, Sr. Sub. Notes, (144a)
     9.50%, 3/15/09                                           $ 11,300 $ 11,484
 ................................................................................
Plitt Theatres, Sr. Sub. Notes, 10.875%, 6/15/04                10,000   10,400
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP, 6/15/05      15,000   15,300
 ................................................................................
United Artists Theatre Circuit, PTC, 9.30%, 7/1/15              10,618   10,246
 ................................................................................
                                                                         47,430
                                                                        ........
Financial  3.8%
BankUnited Capital, Trust Pfd. Securities, (144a)
     10.25%, 12/31/26                                            5,750    5,635
 ................................................................................
BF Saul REIT, Sr. Secured Notes, 11.625%, 4/1/02                12,000   12,780
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                         2,200    2,395
 ................................................................................
First Nationwide Holdings, Sr. Sub. Notes, 10.625%, 10/1/03      8,000    8,720
 ................................................................................
Leasing Solutions, Conv. Sub. Notes, 6.875%, 10/1/03             4,000    3,265
 ................................................................................
Mego Mortgage, Sr. Sub. Notes, 12.50%, 12/1/01                   4,000    3,940
 ................................................................................
ML Capital Trust, Gtd. Notes, (144a), 9.875%, 3/1/27             3,650    3,604
 ................................................................................
Ocwen Financial, Sr. Notes, 11.875%, 10/1/03                    11,800   12,656
 ................................................................................
                                                                         52,995
                                                                        ........

Food and Tobacco  3.0%
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                         18,000   19,935
 ................................................................................
MAFCO, Sr. Sub. Notes, 11.875%, 11/15/02                        13,000   14,040
 ................................................................................
MBW Foods, Sr. Sub. Notes, (144a), 9.875%, 2/15/07               6,600    6,666
 ................................................................................
PMI Acquisition, Sr. Sub. Notes, 10.25%, 9/1/03                  1,750    1,838
 ................................................................................
                                                                         42,479
                                                                        ........

Gaming  3.0%
Capitol Queen & Casino, 1st Mtg. Notes
     12.00%, 11/15/00 *+                                         3,400    1,020
 ................................................................................
Eldorado Resorts, Sr. Sub. Notes, 10.50%, 8/15/06                3,750    3,994
 ................................................................................
Grand Casinos, 1st Mtg. Notes, 10.125%, 12/1/03                  8,000    8,300
 ................................................................................
Harrahs Jazz, 1st Mtg. Notes, 14.25%, 11/15/01 *                 3,000    1,425
 ................................................................................
Majestic Star Casino, Sr. Secured Notes, 12.75%, 5/15/03         4,750    5,154
 ................................................................................
Rio Hotel & Casino, Sr. Sub. Notes, 10.625%, 7/15/05            11,970   12,748
 ................................................................................
Trump Atlantic City Associates, 1st Mtg. Notes
     11.25%, 5/1/06                                              9,915    9,716
 ................................................................................
                                                                         42,357
                                                                        ........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                            Par/Shares    Value
--------------------------------------------------------------------------------
                                                                In thousands

Health Care  2.5%
Imed, Sr. Sub. Notes, (144a), 9.75%, 12/1/06                   $ 4,000  $ 4,060
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                   9,500   10,343
 ................................................................................
Quest Diagnostic, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06         10,000   10,650
 ................................................................................
Regency Health Services, Sub. Notes, 12.25%, 7/15/03             8,500    9,350
 ................................................................................
                                                                         34,403
                                                                        ........
Lodging  1.7%
Courtyard by Marriott II, Sr. Secured Notes, 10.75%, 2/1/08     12,500   13,437
 ................................................................................
Prime Hospitality, Sr. Sub. Notes, 9.75%, 4/1/07                 4,975    5,124
 ................................................................................
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03                       4,850    5,008
 ................................................................................
                                                                         23,569
                                                                        ........
Manufacturing  3.4%
Hawk, Sr. Notes, 10.25%, 12/1/03                                 6,450    6,627
 ................................................................................
HCC Industries, Sr. Sub. Notes, (144a), 10.75%, 5/15/07          7,750    8,089
 ................................................................................
IMO Industries, Sr. Sub. Notes, 11.75%, 5/1/06                  10,000   10,125
 ................................................................................
International Knife & Saw, Sr. Sub. Notes, 11.375%, 11/15/06     5,875    6,213
 ................................................................................
Mettler Toledo, Gtd. Sr. Sub. Notes, 9.75%, 10/1/06              6,625    6,956
 ................................................................................
Tokheim, Sr. Sub. Notes, 11.50%, 8/1/06                          8,400    9,030
 ................................................................................
                                                                         47,040
                                                                        ........
Metals and Mining  1.1%
Echo Bay Mines, Jr. Sub. Deb., 11.00%, 4/1/27                    7,300    7,410
 ................................................................................
Haynes International, Sr. Notes, 11.625%, 9/1/04                 8,000    8,600
 ................................................................................
                                                                         16,010
                                                                        ........
Paper and Paper Products  3.6%
Container Corporation of America
 Sr. Notes
     9.75%, 4/1/03                                               1,775    1,859
     ...........................................................................
     11.25%, 5/1/04                                             14,550   15,787
     ...........................................................................
Gaylord Container, Sr. Sub. Deb., 12.75%, 5/15/05               11,100   12,155
 ................................................................................
Pen-Tab Industries, Sr. Sub. Notes, (144a), 10.875%, 2/1/07      5,000    5,063
 ................................................................................
SD Warren, Sr. Sub. Notes, 12.00%, 12/15/04                     14,500   16,167
 ................................................................................
                                                                         51,031
                                                                        ........
Printing and Publishing  0.7%
Sun Media, Sr. Sub. Notes, (144a), 9.50%, 2/15 - 5/15/07         9,300    9,288
 ................................................................................
                                                                          9,288
                                                                        ........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                           Par/Shares    Value
--------------------------------------------------------------------------------
                                                               In thousands
Retail  1.2%
Cole National Group
  Sr. Notes, 11.25%, 10/1/01                                $ 1,306     $ 1,430
  ..............................................................................
  Sr. Sub. Notes, 9.875%, 12/31/06                            4,000       4,180
  ..............................................................................
Merry Go Round Enterprises, 5.50%, 7/3/98 *+#                10,594          --
 ................................................................................
Safelite Glass, Sr. Sub. Notes, (144a), 9.875%, 12/15/06     10,000      10,588
 ................................................................................
                                                                         16,198
                                                                     ...........
Service  5.4%
Allied Waste Industries
  Sr. Disc. Notes, STEP, 6/1/07                              17,000      10,285
 ................................................................................
  Sr. Sub. Notes, (144a), 10.25%, 12/1/06                    10,625      11,342
 ................................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                        14,825      16,382
 ................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05        9,000       9,405
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06             9,005       9,365
 ................................................................................
Loomis, Fargo & Co., Sr. Sub. Notes, (144a), 10.00%,
  1/15/04                                                     8,400       8,673
 ................................................................................
Protection One Alarm, Gtd. Sr. Disc. Notes, STEP, 6/30/05    10,500      10,605
 ................................................................................
                                                                         76,057
                                                                     ...........
Specialty Chemicals  2.2%
Agricultural Minerals and Chemicals, Sr. Notes
    10.75%, 9/30/03                                          16,200      17,334
 ................................................................................
Sterling Chemicals
  Sr. Secured Disc. Notes, STEP, 8/15/08                      9,800       6,407
  ..............................................................................
  Sr. Sub. Notes, 11.25%, 4/1/07                              6,700       7,135
  ..............................................................................
                                                                         30,876
                                                                     ...........
Supermarkets  1.6%
Pathmark Stores, Sr. Sub. Notes, 9.625%, 5/1/03              10,055       9,577
 ................................................................................
Shoppers Food Warehouse, Sr. Notes, (144a)
  10.00%, 2/6/00                                             13,500      13,534
 ................................................................................
                                                                         23,111
                                                                     ...........
Telecommunications  6.8%
Brooks Fiber Properties, Sr. Notes, 10.00%, 6/1/07            4,500       4,551
 ................................................................................
Call-Net Enterprises, Sr. Disc. Notes, STEP, 12/1/04          6,700       5,737
 ................................................................................
Clearnet Communications, Sr. Disc. Notes, STEP, 12/15/05      5,250       3,412
 ................................................................................


T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                          Par/Shares     Value
--------------------------------------------------------------------------------
                                                               In thousands
Colt Telecom, Units
  (Each Unit consists of a $1,000 par Sr. Disc. Note,
  STEP, 12/15/06, and 1 Warrant)                          $ 12,300   $    7,749
 ................................................................................
Globalstar, Units
  (Each Unit consists of a $1,000 par Sr. Note, (144a),
  11.375%, 2/15/04, and 1 Warrant)                           6,650        6,733
 ................................................................................
Intercel, Sr. Disc. Notes, STEP, 2/1/06                     10,000        6,100
 ................................................................................
Intermedia Communications of Florida
  Sr. Disc. Notes, STEP, 5/15/06                             7,150        4,933
  ..............................................................................
  Sr. Notes, 13.50%, 6/1/05                                  1,950        2,204
  ..............................................................................
Nextel Communications, Sr. Disc. Notes, STEP, 8/15/04        7,850        5,966
 ................................................................................
Nextlink Communications, Sr. Notes, 12.50%, 4/15/06          5,000        5,281
 ................................................................................
Page America Group, PIK, 15.00%, 6/30/98 *+                  9,800        8,081
 ................................................................................
Pricellular Wireless, Sr. Notes, 10.75%, 11/1/04            13,000       13,650
 ................................................................................
RSL Communications, Units
  (Each Unit consists of a $1,000 par Sr. Note, (144a),
  12.25%, 11/15/06, and 1 Warrant)                           3,000        3,060
 ................................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06                  4,800        5,304
 ................................................................................
Teleport Communications Group
  Sr. Disc. Notes, STEP, 7/1/07                             16,850       11,837
 ................................................................................
                                                                         94,598
                                                                     ...........
Textiles and Apparel  2.5%
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                12,000       12,540
 ................................................................................
Glenoit, Sr. Sub. Notes, (144a), 11.00%, 4/15/07             2,850        2,950
 ................................................................................
Pillowtex, Gtd. Sr. Sub. Notes, 10.00%, 11/15/06             5,625        5,934
 ................................................................................
Plaid Clothing Group, Sr. Sub. Notes, 11.00%, 8/1/03 *       8,650          606
 ................................................................................
Synthetic Industries, Sr. Sub. Notes, (144a), 9.25%,
  2/15/07                                                    8,615        8,852
 ................................................................................
Tultex, Sr. Notes, (144a), 9.625%, 4/15/07                   4,125        4,357
 ................................................................................
                                                                         35,239
                                                                     ...........
Transportation  2.0%
Clark Material Handling, Sr. Notes, 10.75%, 11/15/06         7,000        7,403
 ................................................................................
Greyhound Lines, Sr. Notes, (144a), 11.50%, 4/15/07          4,000        4,260
 ................................................................................
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04          5,438        6,036
 ................................................................................
TravelCenters of America, Sr. Sub. Notes, (144a)
     10.25%, 4/1/07                                         10,750       10,965
 ................................................................................
                                                                         28,664
                                                                     ...........
Total Corporate Bonds and Notes (Cost $1,201,848)                     1,226,228
                                                                     ...........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                         Par/Shares       Value
--------------------------------------------------------------------------------
                                                               In thousands

EQUITY AND CONVERTIBLE SECURITIES  5.0%
Automobiles and Related  0.1%
Hayes Wheels International
  Common Stock *                                            $    44     $   947
  ..............................................................................
  Warrants, 7/1/03 *                                             18          61
 ................................................................................
                                                                          1,008
                                                                        .......
Beverages  0.8%
Dr Pepper Bottling, Common Stock, (Class A) *+#                 547      10,522
 ................................................................................
                                                                         10,522
                                                                        .......
Broadcasting  1.1%
American Radio Systems, Exch. Pfd. Stock, (144a)                 74       7,867
 ................................................................................
Chancellor Radio Broadcasting, Exch. Pfd. Stock, (144a)          48       5,130
 ................................................................................
Spanish Broadcasting System
  Sr. Exch. Pfd. Stock                                            3       2,670
  ..............................................................................
  Warrants, 6/30/99 *                                             3         333
 ................................................................................
                                                                         16,000
                                                                        ........
Building and Real Estate  0.2%
Prime Retail, Common Stock                                      250       3,172
 ................................................................................
                                                                          3,172
                                                                        ........
Cable Operators  0.0%
Peachtree Cable Associates Ltd., Common Stock *+#                10         170
 ................................................................................
US West Media, Common Stock *                                     7         131
 ................................................................................
Wireless One, Warrants, 10/19/00 *                               19           5
 ................................................................................
                                                                            306
                                                                        ........
Conglomerates  0.0%
ICF Kaiser International, Warrants, 12/31/99 *                   37          37
 ................................................................................
                                                                             37
                                                                        ........
Electric Utilities  0.2%
El Paso Electric, 11.40%, PIK Pfd. Stock                         29       3,140
 ................................................................................
                                                                          3,140
                                                                        ........
Financial  1.7%
California Federal Bank, Pfd. Stock                              34       3,854
 ................................................................................
Chevy Chase Preferred Capital, Non-Cum. Exch. Pfd. Stock        124       6,222
 ................................................................................
Criimi Mae
   Common Stock                                                  75       1,228
   .............................................................................
   Cum. Conv. Pfd. Stock                                        145       5,401
 ................................................................................
Fidelity Federal Bank, Exch. Pfd. Stock                          50       1,363
 ................................................................................
Ocwen Asset Investment, Common Stock *                          300       5,513
 ................................................................................
                                                                         23,581
                                                                        ........

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                         Par/Shares       Value
--------------------------------------------------------------------------------
                                                               In thousands


Gaming  0.0%
Becker Gaming, Warrants, 11/15/00 *+#                       $   425    $    106
 ................................................................................
Hollywood Casino, Common Stock, (Class A) *                      93         327
 ................................................................................
President Casinos, Warrants, (144a), 9/30/99 *+#                214          53
 ................................................................................
                                                                            486
                                                                       .........
Health Care  0.0%
Wright Medical Technology, Warrants, 6/30/03 *+#                 38         457
 ................................................................................
                                                                            457
                                                                       .........
Manufacturing  0.1%
Tokheim, Common Stock *                                         100         987
 ................................................................................
                                                                            987
                                                                       .........
Retail  0.0%
Lamonts Apparel, Common Stock *                                 250          --
 ................................................................................
                                                                             --
                                                                       .........
Service  0.4%
Efficient Market Services, Conv. Pfd. Stock *+++#               364       4,091
 ................................................................................
Protection One, Common Stock *                                   80         997
 ................................................................................
                                                                          5,088
                                                                       .........
Telecommunications  0.4%
American Communications Services, Warrants, 11/1/05 *            12         360
 ................................................................................
Clearnet Communications, Warrants, 9/15/05 *                     57         313
 ................................................................................
Intercel, Warrants, 2/1/06 *                                     64         384
 ................................................................................
Intermedia Communications, Exch. Pfd. Stock, (144a)              40       4,108
 ................................................................................
Intermedia Communications of Florida, Warrants, 6/1/00 *          2          54
 ................................................................................
Page America Group
 ................................................................................
   Common Stock *+++#                                         1,109          17
 ................................................................................
   Conv. Pfd. Stock, (Series I) *+++#                            20         249
 ................................................................................
   Warrants *+++#                                               711          --
 ................................................................................
US West Communications, Common Stock                              6         211
 ................................................................................
                                                                          5,696
                                                                       .........
Total Equity and Convertible Securities (Cost $63,272)                   70,480
                                                                       .........
ASSET-BACKED SECURITIES  1.0%
Airlines  1.0%
Airplane Pass Through Trust, 10.875%, 3/15/19                11,955      13,330
 ................................................................................
Total Asset-Backed Securities (Cost $12,040)                             13,330
                                                                       .........


T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


                                                               Par/Shares           Value
------------------------------------------------------------------------------------------
                                                                        In thousands

        COMMERCIAL PAPER  3.2%
        Archer Daniels Midland, 5.55%, 6/17/97                 $   10,000     $     9,938
        ..................................................................................
        Internationale Nederland, 5.58%, 6/16/97                   10,000           9,975
        ..................................................................................
        National Australia Funding, 5.52%, 6/5/97                  10,000           9,992
        ..................................................................................
        Transamerica Financial Group, 5.57%, 6/16/97                9,000           8,977
        ..................................................................................
        Investments in Commercial Paper through a Joint Account
             5.60% - 5.69%, 6/2/97                                  5,512           5,512
        ..................................................................................
        Total Commercial Paper (Cost $   44,436)                                   44,394
                                                                              ............

Total Investments in Securities
96.7% of Net Assets (Cost $1,321,596)                                         $ 1,354,432
                                                                              ............

Other Assets Less Liabilities                                                      46,887
                                                                              ............

NET ASSETS                                                                    $ 1,401,319
                                                                              ------------

Net Assets Consist of:
Accumulated net investment income - net of distributions                      $     1,462
Accumulated net realized gain/loss - net of distributions                        (224,197)
Net unrealized gain (loss)                                                         32,836
Paid-in-capital applicable to 166,258,675 shares of
 $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized                1,591,218
                                                                              ............

NET ASSETS                                                                    $ 1,401,319
                                                                              ------------
NET ASSET VALUE PER SHARE                                                     $      8.43
                                                                              ------------



*    Non-income producing
+    Private Placement
++   Security valued by the Fund's Board of Directors
# Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 1.1% of net assets.
PIK  Payment-in-Kind
PTC  Pass-through Certificate
REIT  Real Estate Investment Trust
STEP  Stepped Coupon Bond
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 18.7% of net assets.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                         Year
                                                                        Ended
                                                                      5/31/97
Investment Income
Interest and dividend income                                       $  130,539
                                                                   ...........
Expenses
 Investment management                                                  8,206
 Shareholder servicing                                                  2,244
 Custody and accounting                                                   222
 Prospectus and shareholder reports                                       131
 Registration                                                              61
 Legal and audit                                                           53
 Directors                                                                 16
 Miscellaneous                                                             40
                                                                   ...........
 Total expenses                                                        10,973
                                                                   ...........
Net investment income                                                 119,566
                                                                   ...........
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                            (4,443)
 Written options                                                          251
                                                                   ...........
 Net realized gain (loss)                                              (4,192)
Change in net unrealized gain or loss on securities                    49,415
                                                                   ...........
Net realized and unrealized gain (loss)                                45,223
                                                                   ...........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $  164,789
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                             Year
                                                            Ended
                                                          5/31/97      5/31/96
Increase (Decrease) in Net Assets
Operations
  Net investment income                                $  119,566   $  108,179
  Net realized gain (loss)                                 (4,192)      (9,370)
  Change in net unrealized gain or loss                    49,415        6,407
                                                       ........................
  Increase (decrease) in net assets from operations       164,789      105,216
                                                       ........................
Distributions to shareholders
  Net investment income                                  (119,015)    (109,829)
                                                       ........................
Capital share transactions *
  Shares sold                                             273,226      244,157
  Distributions reinvested                                 95,950       88,814
  Shares redeemed                                        (242,907)    (307,884)
  Redemption fees received                                    152          175
                                                       ........................
  Increase (decrease) in net assets from capital
  share transactions                                      126,421       25,262
                                                       ........................
Net Assets
Increase (decrease) during period                         172,195       20,649
Beginning of period                                     1,229,124    1,208,475
                                                       ........................
End of period                                          $1,401,319   $1,229,124
                                                       ------------------------
* Share information
  Shares sold                                              33,021       29,890
  Distributions reinvested                                 11,597       10,876
  Shares redeemed                                         (29,450)     (37,691)
                                                       ........................
  Increase (decrease) in shares outstanding                15,168        3,075


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
                                                                    May 31, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company and commenced operations on December 31, 1984.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities originally issued with maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields.

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums on high-yield debt securities, other than PIK and STEP bonds, are recognized upon disposition of the security as gain or loss for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes. Original issue discounts, and all premiums and discounts on PIK and STEP bonds, are amortized for both financial reporting and tax purposes.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At May 31, 1997, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Transactions in options written and related premiums received during the year ended May 31, 1997, were as follows:

     -----------------------------------------------------------------------
                                            Number of
                                            Contracts             Premiums
     Outstanding at beginning of period             -          $         -
     Written                                    2,000              251,000
     Closed                                    (2,000)            (251,000)

     Outstanding at end of period                   -          $         -
                                           --------------------------------

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


     Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $1,472,880,000 and $1,367,149,000, respectively, for the year ended May 31, 1997. Purchases and sales of U.S. government securities aggregated $9,670,000 and $9,437,000, respectively, for the year ended May 31, 1997.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $231,406,000, of which $83,409,000 expires in 1998, $40,436,000 in 1999, and $107,561,000 thereafter through
     2005. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At May 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,321,596,000, and net unrealized gain aggregated $32,836,000, of which $63,540,000 related to appreciated investments and $30,704,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $733,000 was payable at May 31, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1997, and for the year then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

23
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T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the underlying funds) in which the T. Rowe Price Spectrum Income Fund (Spectrum) invests. In accordance with an agreement among Spectrum, the underlying funds, the manager, and TRPS, expenses from the operation of Spectrum are borne by the underlying funds based on each underlying fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,108,000 for the year ended May 31, 1997, of which $160,000 was payable at period-end.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------


---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price High Yield Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price High Yield Fund, Inc. (the "Fund") at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

     PRICE WATERHOUSE LLP
     Baltimore, Maryland
     June 18, 1997

For yield, price, last transaction,            Investor Centers:
current balance, or to conduct                 101 East Lombard St.
transactions, 24 hours, 7 days                 Baltimore, MD 21202
a week, call Tele*Access (R):
1-800-638-2587 toll free                       T. Rowe Price
                                               Financial Center
For assistance                                 10090 Red Run Blvd.
with your existing                             Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                     Farragut Square
1-800-225-5132 toll free                       900 17th Street, N.W.
410-625-6500 Baltimore area                    Washington, D.C. 20006

To open a Discount Brokerage                   ARCO Tower
account or obtain information,                 31st Floor
call: 1-800-638-5660 toll free                 515 South Flower St.
                                               Los Angeles, CA 90071
Internet address:
www.troweprice.com                             4200 West Cypress St.
                                               10th Floor
T. Rowe Price Associates                       Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price High Yield Fund.






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T. Rowe Price Investment Services, Inc., Distributor.            F57-050 5/31/97